Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories

NOTE 13: INVENTORIES

Inventories as of December 31, 2023 and 2022, consist of the following:

	December 31, 2023	December 31, 2022
Fuel in stock	$2,892	$3,254
Fuel in stock for sale	2,544	3,219
Stores, spares and others	5,083	3,995
Total Inventories	$10,519	$10,468